Fair Value Measurements (Details) - Schedule of Financial Assets that are Measured at Fair Value - USD ($)	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Quoted Prices in Active Markets (Level 1) [Member]
Asset:
Marketable securities held in Trust Account	$ 21,133,112	$ 178,532,948	$ 175,953,964
Marketable securities held in Trust Account, total	21,133,112	178,532,948	175,953,964
Significant Other Observable Inputs (Level 2) [Member]
Asset:
Marketable securities held in Trust Account
Marketable securities held in Trust Account, total
Significant Other Unobservable Inputs (Level 3) [Member]
Asset:
Marketable securities held in Trust Account
Marketable securities held in Trust Account, total